DEFERRED REVENUE	12 Months Ended
Dec. 31, 2015
DEFERRED REVENUE [Abstract]
DEFERRED REVENUE
14.	DEFERRED REVENUE

Deferred revenue consists of the following:

	As of December 31,
	2014	2015

Current:
Advance from customers	$3,537	$3,478
Volume based incentive offered to customers	357	51
Deferred revenue for SI service contracts with remaining PCS period within one year	678	106

	4,572	3,635
Non-current:
Advance from customers	-	173
Deferred revenue for SI service contracts with remaining PCS period longer than one year	617	-

	617	173

Total	$5,189	$3,808

Volume based incentive offered to customers represents the deferred revenue relating to free smart cards provided to customers when certain cumulative purchase volume from the same customers is reached. Such deferred revenue is subsequently recognized as revenue when the free cards are delivered.